UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22427

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

MSAR Completion Portfolio

October 31, 2015

Consolidated Portfolio of Investments

Commercial Mortgage-Backed Securities — 15.0%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$400	$401,407
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(2)	845	855,937
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW12, Class A4, 5.714%, 9/11/38(2)	748	754,599
Series 2006-PW14, Class A4, 5.201%, 12/11/38	820	843,699
Series 2006-T22, Class A4, 5.618%, 4/12/38(2)	579	582,040
CD Commercial Mortgage Trust Series 2006-CD2, Class A4, 5.336%, 1/15/46(2)	464	463,856
Series 2006-CD3, Class A5, 5.617%, 10/15/48	707	719,433
Commercial Mortgage Trust Series 2006-C8, Class A4, 5.306%, 12/10/46	696	715,520
Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class A3, 5.467%, 9/15/39	794	809,170
Hilton USA Trust Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,636,165
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4, 5.911%, 4/15/45(2)	492	498,486
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	226	229,292
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A3, 5.172%, 12/12/49	828	849,906
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4, 5.332%, 12/15/43	784	803,907
Series 2007-IQ15, Class A4, 5.917%, 6/11/49(2)	493	517,218
Wachovia Bank Commercial Mortgage Trust Series 2004-C11, Class A5, 5.169%, 1/15/41(2)	174	173,848
Series 2006-C23, Class A4, 5.418%, 1/15/45(2)	18	18,282
Series 2006-C23, Class A5, 5.416%, 1/15/45(2)	880	882,182
Series 2006-C24, Class A3, 5.558%, 3/15/45(2)	393	393,579
Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	759	767,421
Series 2006-C28, Class A4, 5.572%, 10/15/48	712	726,349

Total Commercial Mortgage-Backed Securities (identified cost $13,737,839)		$13,642,296

Asset-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value

Computers — 1.5%
Dell Equipment Finance Trust Series 2014-1, Class C, 1.80%, 6/22/20(1)	$800	$801,458
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	598,118

		$1,399,576

Security	Principal Amount (000’s omitted)	Value

Other — 1.1%
DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$199	$199,838
Nextgear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.38%, 10/15/20(1)	750	749,932

		$949,770

Single Family Home Rental — 1.3%
Colony American Homes Series 2014-2A, Class D, 2.547%, 7/17/31(1)(2)	$1,250	$1,219,029

		$1,219,029

Total Asset-Backed Securities (identified cost $3,579,458)		$3,568,375

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(3)	$3,867	$3,841,816
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(3)	1,608	1,571,113

Total U.S. Treasury Obligations (identified cost $5,414,782)		$5,412,929

Call Options Purchased — 0.1%

Exchange-Traded Options — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	5	$2,170	11/6/15	$75
S&P 500 Index	5	2,175	11/13/15	150
S&P 500 Index	4	2,210	11/20/15	120
S&P 500 Index	4	2,225	11/27/15	90
S&P 500 Index FLEX	5	2,130	11/2/15	34
S&P 500 Index FLEX	5	2,145	11/4/15	28
S&P 500 Index FLEX	5	2,165	11/9/15	56
S&P 500 Index FLEX	5	2,140	11/11/15	723
S&P 500 Index FLEX	5	2,165	11/16/15	358
S&P 500 Index FLEX	5	2,170	11/18/15	360
S&P 500 Index FLEX	5	2,210	11/23/15	98
S&P 500 Index FLEX	5	2,225	11/25/15	72

				$2,164

1	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Over-the-Counter Options — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

SPDR Gold Shares	Societe Generale	135	$122	12/18/15	$1,755
SPDR Gold Shares	Societe Generale	65	115	2/19/16	10,165
SPDR S&P 500 ETF Trust	Societe Generale	110	207	12/18/15	51,375

					$63,295

Total Call Options Purchased (identified cost $75,118)					$65,459

Put Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	5	$1,800	11/6/15	$62
S&P 500 Index	5	1,825	11/13/15	225
S&P 500 Index	4	1,875	11/20/15	650
S&P 500 Index	4	1,885	11/27/15	1,030
S&P 500 Index FLEX	5	1,755	11/2/15	0
S&P 500 Index FLEX	5	1,780	11/4/15	0
S&P 500 Index FLEX	5	1,805	11/9/15	4
S&P 500 Index FLEX	5	1,800	11/11/15	10
S&P 500 Index FLEX	5	1,835	11/16/15	116
S&P 500 Index FLEX	5	1,830	11/18/15	164
S&P 500 Index FLEX	5	1,870	11/23/15	702
S&P 500 Index FLEX	5	1,880	11/25/15	1,012

Total Put Options Purchased (identified cost $15,968)				$3,975

Short-Term Investments — 22.0%

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/10/15(5)	$1,336	$1,335,973

Total U.S. Treasury Obligations (identified cost $1,335,939)		$1,335,973

Other — 20.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$18,748	$18,747,687

Total Other (identified cost $18,747,687)		$18,747,687

Total Short-Term Investments (identified cost $20,083,626)		$20,083,660

Total Investments — 46.9% (identified cost $42,906,791)		$42,776,694

Call Options Written — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	5	$2,070	11/6/15	$(9,600)
S&P 500 Index	5	2,075	11/13/15	(10,750)
S&P 500 Index	4	2,110	11/20/15	(3,640)
S&P 500 Index	4	2,125	11/27/15	(2,740)
S&P 500 Index FLEX	5	2,035	11/2/15	(24,923)
S&P 500 Index FLEX	5	2,050	11/4/15	(18,707)
S&P 500 Index FLEX	5	2,065	11/9/15	(14,455)
S&P 500 Index FLEX	5	2,045	11/11/15	(22,937)
S&P 500 Index FLEX	5	2,070	11/16/15	(15,265)
S&P 500 Index FLEX	5	2,070	11/18/15	(15,822)
S&P 500 Index FLEX	5	2,110	11/23/15	(6,763)
S&P 500 Index FLEX	5	2,125	11/25/15	(4,610)

				$(150,212)

Over-the-Counter Options — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

SPDR S&P 500 ETF Trust	Societe Generale	110	$217	12/18/15	$(6,576)

					$(6,576)

Total Call Options Written (premiums received $59,823)					$(156,788)

2	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Put Options Written — (0.0)%(4)

Exchange-Traded Options — (0.0)%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	5	$1,900	11/6/15	$(137)
S&P 500 Index	5	1,925	11/13/15	(688)
S&P 500 Index	4	1,975	11/20/15	(2,320)
S&P 500 Index	4	1,985	11/27/15	(3,420)
S&P 500 Index FLEX	5	1,850	11/2/15	0
S&P 500 Index FLEX	5	1,875	11/4/15	0
S&P 500 Index FLEX	5	1,905	11/9/15	(86)
S&P 500 Index FLEX	5	1,895	11/11/15	(125)
S&P 500 Index FLEX	5	1,930	11/16/15	(812)
S&P 500 Index FLEX	5	1,930	11/18/15	(1,064)
S&P 500 Index FLEX	5	1,970	11/23/15	(3,103)
S&P 500 Index FLEX	5	1,980	11/25/15	(4,000)

				$(15,755)

Over-the-Counter Options — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

SPDR Gold Shares	Societe Generale	252	$95	12/18/15	$(2,640)
SPDR Gold Shares	Societe Generale	163	100	3/18/16	(21,122)

					$(23,762)

Total Put Options Written (premiums received $78,425)					$(39,517)

Other Assets, Less Liabilities — 53.3%					$48,676,803

Net Assets — 100.0%					$91,257,192

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $5,605,947 or 6.1% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 5-Year Treasury Note	60	Short	Dec-15	$(7,191,921)	$(7,186,406)	$5,515
U.S. 10-Year Treasury Note	81	Long	Dec-15	10,328,914	10,342,688	13,774
U.S. Ultra-Long Treasury Bond	43	Long	Dec-15	6,900,362	6,869,250	(31,112)

						$(11,823)

3	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation

Bank of America, N.A.	$4,250	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/19/16	$(7,082)
Bank of America, N.A.	4,298	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	(32,679)
Bank of America, N.A.	2,600	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	(119,717)
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,902)
Societe Generale	5,900	Receives	SGI FX Smile Premium G4 Index(2)	Pays	0.59	10/5/16	(2,524)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(1,898)
Societe Generale	2,900	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(58,469)

							$(224,271)

(1)

Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

4	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $24,159,104)	$24,029,007
Affiliated investment, at value (identified cost, $18,747,687)	18,747,687
Cash	48,166,282
Restricted cash*	767,570
Interest receivable	63,606
Interest receivable from affiliated investment	10,443
Receivable for premiums on written options	30,904
Receivable for variation margin on open financial futures contracts	54,037
Receivable for closed swap contracts	59,039
Receivable for closed options	27,050
Total assets	$91,955,625

Liabilities
Written options outstanding, at value (premiums received, $138,248)	$196,305
Payable for investments purchased	18,351
Payable for closed written options	117,082
Payable for open swap contracts	224,271
Payable to affiliates:
Investment adviser fee	47,727
Trustees’ fees	381
Accrued expenses	94,316
Total liabilities	$698,433
Net Assets applicable to investors’ interest in Portfolio	$91,257,192

Sources of Net Assets
Investors’ capital	$91,681,440
Net unrealized depreciation	(424,248)
Total	$91,257,192

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

5	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest	$289,694
Dividends	22,397
Interest allocated from affiliated investment	104,450
Expenses allocated from affiliated investment	(8,901)
Total investment income	$407,640

Expenses
Investment adviser fee	$522,462
Trustees’ fees and expenses	4,590
Custodian fee	128,581
Legal and accounting services	78,001
Miscellaneous	9,409
Total expenses	$743,043
Deduct —
Reduction of custodian fee	$126
Total expense reductions	$126

Net expenses	$742,917

Net investment loss	$(335,277)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$120,297
Investment transactions allocated from affiliated investment	154
Written options	263,323
Financial futures contracts	1,366,905
Swap contracts	580,150
Capital gain distributions received	123,489
Net realized gain	$2,454,318
Change in unrealized appreciation (depreciation) —
Investments	$(81,531)
Written options	226,646
Financial futures contracts	(303,318)
Swap contracts	(387,751)
Net change in unrealized appreciation (depreciation)	$(545,954)

Net realized and unrealized gain	$1,908,364

Net increase in net assets from operations	$1,573,087

6	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income (loss)	$(335,277)	$657,118
Net realized gain from investment transactions, written options, financial futures contracts, swap contracts and capital gain distributions received	2,454,318	791,750
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts and swap contracts	(545,954)	(65,785)
Net increase in net assets from operations	$1,573,087	$1,383,083
Capital transactions —
Contributions	$42,933,635	$111,098,118
Withdrawals	(37,666,538)	(139,187,524)
Net increase (decrease) in net assets from capital transactions	$5,267,097	$(28,089,406)

Net increase (decrease) in net assets	$6,840,184	$(26,706,323)

Net Assets
At beginning of year	$84,417,008	$111,123,331
At end of year	$91,257,192	$84,417,008

7	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.95%	0.97%	0.91%	0.86%	0.92%
Net investment income (loss)	(0.43)%	0.76%	1.40%	0.47%	0.62%
Portfolio Turnover	95%	39%	74%	37%	32%

Total Return	2.29%	1.87%	(2.57)%	(0.20)%	0.90%

Net assets, end of year (000’s omitted)	$91,257	$84,417	$111,123	$182,891	$387,568

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

8	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

MSAR Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Multi-Strategy Absolute Return Fund held a 98.3% interest in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2015 were $4,786,017 or 5.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the

9

MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

10

MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets up to $500 million that are subject to a written put spread and/or call spread strategy and at reduced rates when the Portfolio’s daily net assets are $500 million or more. The Portfolio’s daily net assets that are subject to a written put spread and/or call spread strategy may exceed the Portfolio’s daily net assets on any day. The investment adviser fee is payable monthly. For the year ended October 31, 2015, the investment adviser fee amounted to $522,462 or 0.66% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. BMR pays PRA a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the year ended October 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$20,056,164	$17,614,354
U.S. Government and Agency Securities	5,415,549	—

	$25,471,713	$17,614,354

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,590,381

Gross unrealized appreciation	$21,847
Gross unrealized depreciation	(797,561)

Net unrealized depreciation	$(775,714)

The net unrealized appreciation (depreciation) on derivative contracts at October 31, 2015 on a federal income tax basis was $(209,771).

11

MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written options and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended October 31, 2015 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of year	230	$208,809
Options written	2,393	1,484,680
Options exercised	(434)	(255,345)
Options expired	(1,548)	(1,299,896)

Outstanding, end of year	641	$138,248

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk:  The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the year ended October 31, 2015, the Portfolio also entered into equity futures contracts and options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk:  The Portfolio enters into total return swaps to enhance total return.

Interest Rate Risk:  The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts and options thereon.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $254,609. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $919,992 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$11,920	$57,514	$—	$—	$69,434
Net unrealized depreciation*	—	—	—	19,289	19,289

Total Asset Derivatives	$11,920	$57,514	$—	$19,289	$88,723

Derivatives not subject to master netting or similar agreements	$—	$6,139	$—	$19,289	$25,428

Total Asset Derivatives subject to master netting or similar agreements	$11,920	$51,375	$—	$—	$63,295

	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(23,762)	$(172,543)	$—	$—	$(196,305)
Net unrealized depreciation*	—	—	—	(31,112)	(31,112)
Payable for open swap contracts	(3,800)	(217,947)	(2,524)	—	(224,271)

Total Liability Derivatives	$(27,562)	$(390,490)	$(2,524)	$(31,112)	$(451,688)

Derivatives not subject to master netting or similar agreements	$—	$(165,967)	$—	$(31,112)	$(197,079)

Total Liability Derivatives subject to master netting or similar agreements	$(27,562)	$(224,523)	$(2,524)	$—	$(254,609)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Societe Generale	$63,295	$(63,295)	$—	$—	$—

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MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(159,478)	$—	$—	$159,478	$—
Societe Generale	(95,131)	63,295	3,800	28,036	—

	$(254,609)	$63,295	$3,800	$187,514	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$3,714	$(263,357)	$—	$(49,895)
Financial futures contracts	—	287,562	—	1,079,343
Written options	1,802	250,791	—	10,730
Swap contracts	(122,091)	964,643	(262,402)	—

Total	$(116,575)	$1,239,639	$(262,402)	$1,040,178

Change in unrealized appreciation (depreciation) —
Investments	$(23,025)	$(3,574)	$—	$—
Financial futures contracts	—	—	—	(303,318)
Written options	5,766	220,880	—	—
Swap contracts	278	(390,454)	2,425	—

Total	$(16,981)	$(173,148)	$2,425	$(303,318)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$22,311,000	$3,954,000	$41,904,000

The average number of purchased index options contracts outstanding during the year ended October 31, 2015, which is indicative of the volume of this derivative type, was 200 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

14

MSAR Completion Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$13,642,296	$—	$13,642,296
Asset-Backed Securities	—	3,568,375	—	3,568,375
U.S. Treasury Obligations	—	5,412,929	—	5,412,929
Call Options Purchased	435	65,024	—	65,459
Put Options Purchased	1,967	2,008	—	3,975
Short-Term Investments —
U.S. Treasury Obligations	—	1,335,973	—	1,335,973
Other	—	18,747,687	—	18,747,687

Total Investments	$2,402	$42,774,292	$—	$42,776,694

Futures Contracts	$19,289	$—	$—	$19,289

Total	$21,691	$42,774,292	$—	$42,795,983

Liability Description

Call Options Written	$(26,730)	$(130,058)	$—	$(156,788)
Put Options Written	(6,565)	(32,952)	—	(39,517)
Futures Contracts	(31,112)	—	—	(31,112)
Swap Contracts	—	(224,271)	—	(224,271)

Total	$(64,407)	$(387,281)	$—	$(451,688)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

15

MSAR Completion Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of MSAR Completion Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of MSAR Completion Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of MSAR Completion Portfolio and subsidiary as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2015

16

MSAR Completion Portfolio

October 31, 2015

Management and Organization

Fund Management.  The Trustees of MSAR Completion Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

17

MSAR Completion Portfolio

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

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MSAR Completion Portfolio

October 31, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Multi-Strategy Absolute Return Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$47,390	$48,965
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,540	$24,027
All Other Fees(3)	$0	$0

Total	$73,930	$72,992

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$26,540	$24,027
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2015